Nature of Operations, Basis of Presentation, and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Nature of Operations, Basis of Presentation, and Liquidity
Nature of Operations, Basis of Presentation, and Liquidity

1)    Nature of Operations, Basis of Presentation, and Liquidity

Nature of Operations

Petros Pharmaceuticals, Inc. (“Petros” or the “Company”) was incorporated in Delaware on May 14, 2020 for the purpose of effecting the transactions contemplated by that certain Agreement and Plan of Merger, dated as of May 17, 2020 (the “Original Merger Agreement”), by and between Petros, Neurotrope, Inc., a Nevada corporation (“Neurotrope”), PM Merger Sub 1, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Petros (“Merger Sub 1”), PN Merger Sub 2, Inc., a Delaware corporation and a wholly-owned subsidiary of Petros (“Merger Sub 2”), and Metuchen Pharmaceuticals LLC, a Delaware limited liability company (“Metuchen”). On July 23, 2020, the parties to the Merger Agreement entered into the First Amendment to the Agreement and Plan of Merger and Reorganization (the “First Merger Agreement Amendment”) and on September 30, 2020, the parties to the Original Merger Agreement entered into the Second Amendment to the Agreement and Plan of Merger and Reorganization (the “Second Merger Agreement Amendment” and, together with the Original Merger Agreement and the First Merger Agreement Amendment, the “Merger Agreement”). The Merger Agreement provided for (1) the merger of Merger Sub 1, with and into Metuchen, with Metuchen surviving as a wholly owned subsidiary of Petros (the “Metuchen Merger”) and (2) the merger of Merger Sub 2 with and into Neurotrope, with Neurotrope surviving as a wholly owned subsidiary of Petros (the “Neurotrope Merger” and together with the Metuchen Merger, the “Mergers”). As a result of the Mergers, Metuchen and Neurotrope became wholly owned subsidiaries of Petros, and Petros became a publicly traded corporation on December 1, 2020. On December 7, 2020, Neurotrope completed the spin-off of certain assets, whereby (i) any cash in excess of $20,000,000, subject to adjustment as provided in the Merger Agreement, and all of the operating assets and liabilities of Neurotrope not retained by Neurotrope in connection with the Mergers were contributed to Synaptogenix, Inc. (formerly known as Neurotrope Bioscience, Inc. and a wholly owned subsidiary of Neurotrope prior to the spin-off), a Delaware corporation (“Synaptogenix”).

The Mergers were accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Metuchen was determined to be the accounting acquirer based on an analysis of the criteria outlined in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) No. 805, Business Combinations (“ASC 805”) and the facts and circumstances specific to the Mergers, including: (1) Metuchen Securityholders owned approximately 51.0% of the equity securities of Petros immediately following the closing of the transaction; (2) a majority of the board of directors of Petros are composed of directors designated by Metuchen under the terms of the Mergers; and (3) a majority of the existing members of Metuchen’s management are the management of Petros. The net assets of Metuchen are stated at historical costs in the Company’s Condensed Consolidated Financial Statements, with no goodwill or intangible assets recorded. Accordingly, the historical financial statements of Metuchen through November 30, 2020, became the Company’s historical financial statements. These Condensed Consolidated Financial Statements include Metuchen, Petros and Neurotrope, Inc, after the spin-off discussed above, from December 1, 2020, the date the reverse recapitalization was consummated.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. GAAP. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, considered necessary to present fairly our financial position, results of operations and cash flows. However, actual results could differ from those estimates. The condensed consolidated balance sheet at December 31, 2020, has been derived from audited financial statements as of that date. The unaudited interim condensed consolidated results of operations are not necessarily indicative of the results that may occur for the full fiscal year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to instructions, rules, and regulations prescribed by the United States Securities and Exchange Commission. This Quarterly Report on Form 10-Q should be read in conjunction with the audited financial statements and notes previously distributed in our Annual Report on Form 10-K for the year ended December 31, 2020. Certain prior year amounts have been reclassified for consistency with current year presentation. These reclassifications had no effect on the reported results of operations.

Principles of Consolidation

The unaudited interim condensed consolidated financial statements include the accounts of TIMM Medical Technologies, Inc. (“Timm Medical”), and Pos-T-Vac, LLC (“PTV”), subsidiaries of Metuchen, as well as the accounts of Metuchen and Neurotrope, subsidiaries of Petros. All intercompany accounts and transactions are eliminated in consolidation.

Liquidity

The Company has experienced net losses and negative cash flows from operations since its inception. As of September 30, 2021, the Company had cash of $8.1 million, negative working capital of approximately $20.1 million, including debt of $1.7 million that matures in 2021, and sustained cumulative losses attributable to common stockholders of $62.5 million. Our plans include, or may include, utilizing our cash and cash equivalents on hand, and our liability due to Vivus as well as exploring additional ways to raise capital in addition to increasing cash flows from operations. In October 2021, the Company issued 3,323,616 shares of its common stock and received $5.5 million in net proceeds. In November 2021, the Company repaid $1.2 million in full satisfaction of its senior debt (See Note 8 Debt). While we are optimistic that we will be successful in our efforts to achieve our plan, there can be no assurances that we will be successful in doing so. As such, we obtained a continued support letter from our largest shareholder, JCP III SM AIV, L.P., (“the JCP Investor”) through November 16, 2022.

1)    Nature of Operations, Basis of Presentation, and Liquidity

Nature of Operations and Basis of Presentation

Petros Pharmaceuticals, Inc. (“Petros” or the “Company”) was organized as a Delaware corporation on May 14, 2020 for the purpose of effecting the transactions contemplated by that certain Agreement and Plan of Merger, dated as of May 17, 2020 (the “Original Merger Agreement”), by and between Petros, Neurotrope, Inc., a Nevada corporation (“Neurotrope”), PM Merger Sub 1, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Petros (“Merger Sub 1”), PN Merger Sub 2, Inc., a Delaware corporation and a wholly-owned subsidiary of Petros (“Merger Sub 2”), and Metuchen Pharmaceuticals LLC, a Delaware limited liability company (“Metuchen”). On July 23, 2020, the parties to the Merger Agreement entered into the First Amendment to the Agreement and Plan of Merger and Reorganization (the “First Merger Agreement Amendment”) and on September 30, 2020, the parties to the Original Merger Agreement entered into the Second Amendment to the Agreement and Plan of Merger and Reorganization (the “Second Merger Agreement Amendment” and, together with the Original Merger Agreement and the First Merger Agreement Amendment, the “Merger Agreement”). The Merger Agreement provided for (1) the merger of Merger Sub 1, with and into Metuchen, with Metuchen surviving as a wholly-owned subsidiary of Petros (the “Metuchen Merger”) and (2) the merger of Merger Sub 2 with and into Neurotrope, with Neurotrope surviving as a wholly-owned subsidiary of Petros (the “Neurotrope Merger” and together with the Metuchen Merger, the “Mergers”). As a result of the Mergers, Metuchen and Neurotrope became wholly-owned subsidiaries of Petros, and Petros became a publicly traded corporation on December 1, 2020. On December 7, 2020, Neurotrope completed the spin-off of certain assets, whereby (i) any cash in excess of $20,000,000, subject to adjustment as provided in the Merger Agreement, and all of the operating assets and liabilities of Neurotrope not retained by Neurotrope in connection with the Mergers were contributed to Synaptogenix, Inc. (formerly known as Neurotrope Bioscience, Inc.), a Delaware corporation (“Synaptogenix”), and a wholly-owned subsidiary of Neurotrope.

The Mergers were accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Metuchen was determined to be the accounting acquirer based on an analysis of the criteria outlined in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) No. 805, Business Combinations (“ASC 805”) and the facts and circumstances specific to the Mergers, including: (1) Metuchen Securityholders owned approximately 51.0% of the equity securities of Petros immediately following the closing of the transaction; (2) a majority of the board of directors of Petros are composed of directors designated by Metuchen under the terms of the Mergers; and (3) a majority of the existing members of Metuchen’s management are the management of Petros. The net assets of Metuchen are stated at historical costs in the Company’s Consolidated Financial Statements, with no goodwill or intangible assets recorded. Accordingly, the historical financial statements of Metuchen through November 30, 2020 became the Company’s historical financial statements, including the comparative prior periods. These Consolidated Financial Statements include Metuchen, Petros and Neurotrope, Inc, after the spin-off discussed above. from December 1, 2020, the date the reverse recapitalization was consummated.

All transactions between the consolidated entities have been eliminated in consolidation.

Liquidity

The Company has experienced net losses and negative cash flows from operations since its inception. As of December 31, 2020, we had cash and cash equivalents of $17.1 million, negative working capital of approximately $16.0 million, including debt of $7.2 million maturing in 2021, and sustained cumulative losses attributable to common stockholders of $61.7 million. Our plans include, or may include, utilizing our cash and cash equivalents on hand, negotiating an extension of our debt arrangement and our liability due to Vivus as well as exploring additional ways to raise capital in addition to increasing cash flows from operations. While we are optimistic that we will be successful in our efforts to achieve our plan, there can be no assurances that we will be successful in doing so. As such, we obtained a continued support letter from our largest shareholder, JCP III SM AIV, L.P., through May 17, 2022.